EMPLOYEE RELATED LIABILITIES (Schedule of Components of Change in Benefit Obligation, Change in Plan Assets and Funded Status) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in benefit obligation:
Change in plan provisions	$ 3,900
Postretirement Medical Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of period	7,749	9,811	8,232
Service cost	146	193	177
Interest cost	399	573	512
Benefits paid	(93)	(86)	(129)
Change in plan provisions	(3,851)	(990)	376
Actuarial loss (gain)	(1,355)	(1,752)	643
Benefit obligation end of period	2,995	7,749	9,811
Change in plan assets
Fair value of plan assets at beginning of period
Actual return on plan assets
Employer contributions	93	86	129
Benefits paid	(93)	(86)	(129)
Fair value of plan assets at end of period
Funded status	(2,995)	(7,749)	(9,811)
Pension Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of period	15,134	13,105	11,939
Service cost			106
Interest cost	761	736	729
Benefits paid	(293)	(273)	(265)
Change in plan provisions
Actuarial loss (gain)	1,670	1,566	596
Benefit obligation end of period	17,272	15,134	13,105
Change in plan assets
Fair value of plan assets at beginning of period	10,842	10,742	9,253
Actual return on plan assets	1,488	(92)	1,375
Employer contributions	506	465	379
Benefits paid	(293)	(273)	(265)
Fair value of plan assets at end of period	12,543	10,842	10,742
Funded status	(4,729)	(4,292)	(2,363)
Accumulated benefit obligation	$ (17,272)	$ (15,134)	$ (13,105)